EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Assets	$ 72,330,024	$ 61,348,921
Staff house building [Member] | Carrying Amount [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Assets	238,279		$ 187,150
Exploration and evaluation assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Assets	72,330,024	61,348,921		$ 47,235,080	$ 58,422,192	$ 42,825,239
Exploration and evaluation assets transalated to functional currency with current exchange rate	60,139,703	55,621,420
Foreign exchange translation difference	$ (1,209,218)	$ (2,800,772)